Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001989930
Document Type	F-1
Entity Registrant Name	Founder Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No.17, Jalan Astana 1D
Entity Address, Address Line Two	Bandar Bukit Raja
Entity Address, Postal Zip Code	41050
Entity Address, City or Town	Selangor Darul Ehsan
Entity Address, Country	MY
City Area Code	+603
Local Phone Number	3358 5638
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No.17, Jalan Astana 1D
Entity Address, Address Line Two	Bandar Bukit Raja
Entity Address, Postal Zip Code	41050
Entity Address, City or Town	Selangor Darul Ehsan
Entity Address, Country	MY